Related Party Matters	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Matters
8. Related Party Matters

K2C, Inc.

In June 2014, our subsidiary entered into an independent contractor agreement with K2C, Inc. (“K2C”), which is wholly owned by the Company’s former Executive Chairman and Co-Founder, Mr. Cosmas N. Lykos, pursuant to which the Company paid K2C a monthly fee for services performed by Mr. Lykos for the Company. The agreement expired on June 1, 2017 and was automatically renewed for one year pursuant to the terms of the agreement. The monthly fee under the agreement was $10,000 and increased to $20,000 effective April 1, 2017.

In February 2018, the Company entered into a separation and release agreement with K2C, which provided for a lump sum payment of $180,000 and the immediate vesting of 900,000 shares of restricted common stock granted on January 18, 2018, 325,000 shares of restricted common stock granted on October 20, 2015, and 125,000 options granted on November 21, 2014, in exchange for a release of claims and certain other agreements. For the three months ended March 31, 2018, the Company recognized additional stock-based compensation expense of $112,270 for these restricted stock and option awards.

For the three months ended March 31, 2018, total expense incurred under this agreement was $220,000 (including the previously discussed lump sum payment). For the three months ended March 31, 2019, no expense was incurred under this agreement. Under the separation agreement, Mr. Lykos was allowed to participate in the Company’s health, death and disability insurance plans for six months subsequent to K2C’s separation.

Emerald Health Sciences

On February 1, 2018, the Company entered into an Independent Contractor Agreement with Emerald Health Sciences, pursuant to which Emerald Health Sciences agreed to provide such services as are mutually agreed between the Company and Emerald Health Sciences, including reimbursement for reasonable expenses incurred in the performance of the Independent Contractor Agreement. These services can include, but are not limited to, corporate advisory services and technical expertise in the areas of business development, marketing, investor relations, information technology and product development. The Independent Contractor Agreement has an initial term of 10 years and specifies compensation which is agreed upon between the Company’s Chief Executive Officer and Emerald Health Sciences’ Chairman, CEO and President on a month-to-month basis. The fee due under this agreement is payable on a monthly basis; however, if the Company is unable to make payments due to insufficient funds, then interest on the outstanding balance will accrue at a rate of 12% per annum, calculated semi-annually. Under this agreement, for the three months ended March 31, 2019 and 2018, the Company incurred expenses of $150,000 and $100,000, respectively.

On February 6, 2018, the Company entered into a Consulting Agreement with Dr. Avtar Dhillon, the Chairman, Chief Executive Officer and President of Emerald Health Sciences. The services under the Consulting Agreement included corporate finance and strategic business advisory services. The Consulting Agreement had an initial term of one year and was renewable automatically unless terminated by either party. The agreement specified an annual fee of $60,000, payable semi-monthly in installments, and included reimbursement for reasonable expenses incurred in the performance of the services. Under the agreement, Dr. Avtar Dhillon was also entitled to a discretionary annual bonus, payable 120 days after each fiscal year end, to be determined by the Board upon its annual review. $15,000 of expense was recognized under this agreement for the three months ended March 31, 2018 and no expense was recognized for the three months ended March 31, 2019. The Consulting Agreement was canceled on October 5, 2018 in connection with the Company’s entry into the Credit Agreement with Emerald Health Sciences (See Note 4), and Dr. Avtar Dhillon was appointed as the Executive Chairman of the Company’s Board.

11. Related Party Matters

K2C, Inc.

In June 2014, our subsidiary entered into an independent contractor agreement with K2C, Inc. (“K2C”), which is wholly owned by the Company’s then Executive Chairman and Co-Founder, Mr. Cosmas N. Lykos, pursuant to which the Company paid K2C a monthly fee for services performed by Mr. Lykos for the Company. The agreement expired on June 1, 2017 and was automatically renewed for one year pursuant to the terms of the agreement. The monthly fee under the agreement was $10,000 and increased to $20,000 effective April 1, 2017.

In February 2018, the Company entered into a separation and release agreement with K2C, which provided for a lump sum payment of $180,000 and the immediate vesting of 900,000 shares of restricted common stock granted on January 18, 2018, 325,000 shares of restricted common stock granted on October 20, 2015, and 125,000 options granted on November 21, 2014, in exchange for a release of claims and certain other agreements. For the year ended December 31, 2018, the Company recognized additional stock-based compensation expense of $112,270 for these restricted stock and option awards.

For the years ended December 31, 2018 and 2017, total expense incurred under this agreement was $220,000 (including the previously discussed lump sum payment) and $210,000 respectively. Under the separation agreement, Mr. Lykos was allowed to participate in the Company’s health, death and disability insurance plans for six months subsequent to K2C’s separation.

Emerald Health Sciences

On February 1, 2018, the Company entered into an Independent Contractor Agreement with Emerald, pursuant to which Emerald agreed to provide such services as are mutually agreed between the Company and Emerald, including reimbursement for reasonable expenses incurred in the performance of the Independent Contractor Agreement. These services can include, but are not limited to, corporate advisory services and technical expertise in the areas of business development, marketing, investor relations, information technology and product development. The Independent Contractor Agreement has an initial term of ten years and specifies compensation which is agreed upon between the Company’s chief executive officer and Emerald’s Chairman, CEO and President on a month-to-month basis. The fee due under this agreement is payable on a monthly basis, however, if the Company is unable to make payments due to insufficient funds, then interest on the outstanding balance will accrued at a rate of 12% per annum, calculated semi-annually. Under this agreement, for the year ended December 31, 2018, the Company incurred expenses of $550,000.

On February 6, 2018, the Company entered into a Consulting Agreement with Dr. Avtar Dhillon, the Chairman, Chief Executive Officer and President of Emerald. The services under the Consulting Agreement included, corporate finance and strategic business advisory. The Consulting Agreement had an initial term of one year and was renewable automatically unless terminated by either party. The agreement specified an annual fee of $60,000 payable semi-monthly in installments and included reimbursement for reasonable expenses incurred in the performance of the services. The contractor was also entitled to a discretionary annual bonus, payable 120 days after each fiscal year end, to be determined by the Board upon its annual review. Under this agreement, for the year ended December 31, 2018, the Company incurred $45,000. The Consulting Agreement was canceled on October 5, 2018 in connection with the Company’s entry into the Credit Agreement with Emerald (Note 4), and Dr. Avtar Dhillon was appointed as the Executive Chairman of the Company’s Board of Directors.